Goodwill and Other Intangible Assets (Other Intangible Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	¥ 615,013	¥ 636,319
Amortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	2,792,716	2,797,247
Intangible assets, Accumulated amortization	2,202,049	2,177,334
Intangible assets, Net carrying amount	590,667	619,913
Amortizable intangible assets | Software for telecommunications network
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	1,035,821	1,084,746
Intangible assets, Accumulated amortization	761,630	802,180
Intangible assets, Net carrying amount	274,191	282,566
Amortizable intangible assets | Internal-use software
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	1,433,751	1,387,249
Intangible assets, Accumulated amortization	1,172,861	1,131,005
Intangible assets, Net carrying amount	260,890	256,244
Amortizable intangible assets | Software acquired to be used in the manufacture of handsets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	252,610	250,022
Intangible assets, Accumulated amortization	220,658	201,021
Intangible assets, Net carrying amount	31,952	49,001
Amortizable intangible assets | Rights to use telecommunications facilities of wireline operators
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	19,064	18,271
Intangible assets, Accumulated amortization	8,009	7,276
Intangible assets, Net carrying amount	11,055	10,995
Amortizable intangible assets | Other
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	51,470	56,959
Intangible assets, Accumulated amortization	38,891	35,852
Intangible assets, Net carrying amount	12,579	21,107
Unamortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	24,346	16,406
Unamortizable intangible assets | Trademarks and trade names
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	13,052	13,210
Unamortizable intangible assets | Other
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	¥ 11,294	¥ 3,196